General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - Selling, General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Salaries, management fees and expenses relating to service providers	$ 227	$ 107	$ 117
Share based payment expense	264	3	14
Patents and fees	55	94	141
Directors’ fees	75	60	68
Investor relations and travel	13
Rent and office maintenance	27	12	6
Insurance	100	119	202
Professional services	700	330	291
Other	129	9	11
General and administrative expenses	$ 1,590	$ 734	$ 850